Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Schedule of Composition of Time Deposits

The composition of deposits at December 31, 2020 and 2019 is as follows:

	2020		2019
	Amount	Percentage of Total	Amount	Percentage of Total
	(dollars in thousands)
Demand noninterest-bearing	$205,788	28%	$150,283	26%
Interest checking and money market	381,502	51%	263,136	45%
Savings	74,792	10%	57,136	10%
Time deposits $250,000 and over	28,825	4%	55,682	9%
Other time deposits	52,289	7%	59,641	10%
Total	$743,196	100%	$585,878	100%

Maturities of Fixed-Rate Time Deposits

The maturities of fixed-rate time deposits at December 31, 2020 are reflected in the table below:

	Time Deposits	Other
Year ending December 31,	$250,000 and Over	Time Deposits
	(dollars in thousands)
2021	27,886	42,497
2022	939	4,896
2023	—	1,768
2024	—	872
2025	—	2,256
Thereafter	—	—
Total	$28,825	$52,289